Plant, Equipment, and Mine Development, Net - Components of plant, equipment, and mine development, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 92,489	$ 85,256		$ 48,732
Less, accumulated depreciation and amortization	(26,134)	(25,033)		(17,208)
Total	66,355	60,223		31,524
Leach pads
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	17,432	17,432		17,419
Process equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 17,459	$ 16,065		14,770
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	10 years	10 years
Plant, equipment and mine development, gross	$ 10,507	$ 10,507		10,507
Mine equipment
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	6,707	5,961		4,716
Vehicles
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 1,227	$ 991		136
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Plant, equipment and mine development, gross	$ 341	$ 322		129
Mine development
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	1,096	756		119
Mineral properties
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	37	37		0
Construction in progress and other
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	37,683	33,185	$ 34,100	936
Leach pads not in use
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross	$ 11,200	$ 11,200		$ 11,200
Minimum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Minimum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years
Maximum | Process equipment
Property, Plant and Equipment [Line Items]
Useful life	15 years	15 years
Maximum | Mine equipment
Property, Plant and Equipment [Line Items]
Useful life	7 years	7 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years